SUPPLEMENT DATED MAY 1, 2003
TO
PROSPECTUS DATED MAY 1, 2003
FOR
ALL-STAR NY VARIABLE AND FIXED ANNUITY

ISSUED BY

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

SUN LIFE OF (N.Y.) VARIABLE ACCOUNT C

The Secured Returns Benefit, as described in the Prospectus, is not currently available.